Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net loss	$ (14,132,682)	$ (4,168,591)	$ (34,334,629)	$ (552,381)	$ (18,301,273)	$ (34,887,010)	$ (102,232,090)	$ (26,372,734)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation					3,788,874	6,429,961	12,026,581	3,416,252
Asset impairment charges	16,135,000				16,135,000		46,498,689
Right-of-use asset amortization					44,819	252,505	506,742	162,545
Stock-based compensation			1,729,401		921,991	2,611,773	5,165,653	4,129,726
Deferred income taxes						(5,503,861)	(5,671,861)	(4,136,258)
Loss on conversion of senior convertible note			5,999,662			5,999,662	5,999,662
Loss on extinguishment of senior convertible note						28,478,804	28,478,804
Amortization of debt discount						3,389,055	3,389,055	467,504
Change in fair value of warrant liability	(2,571,732)		(8,651,922)		(5,022,288)	(20,460,522)	(31,468,270)	1,549,924
Loss (gain) on contingent consideration	3,044,019	(179,468)	(1,851,446)		2,864,551	(1,851,446)	(2,355,308)	1,748,607
Change in fair value of derivative liability	(8,324,802)	(274,864)	1,482,621		(8,599,666)	1,482,621	10,882,241
Gain on sale of business							(1,069,262)
Other non-cash charges, net								2,460
Changes in operating assets and liabilities:
Accounts receivable					(575,781)	(668,265)	(133,968)	76,040
Receivables reserved for users					284,610	(1,931,354)	(624,803)	(2,260,031)
Other receivables					(577,026)	(315,328)	193,224	10,477
Prepaid expenses and other current assets					251,743	900,016	1,530,812	(2,246,119)
Other non-current assets					288,658	86,877	161,645	(220,329)
Accounts payable and accrued expenses					1,844,155	4,889,778	5,029,309	4,312,871
Liabilities to customers					(2,342,854)	3,110,848	1,920,260	672,403
Deferred revenue					515,236	644,701	552,987	(83,339)
Operating lease liability					(61,727)	(258,027)	213,461	(108,363)
Other, net								(4,642)
Net cash used in operating activities					(8,540,978)	(7,599,212)	(21,006,437)	(18,883,006)
Cash flows from investing activities:
Cash consideration paid for Bethard acquisition, net of cash acquired						(20,067,871)	(20,067,871)
Cash consideration paid for Lucky Dino, net of cash acquired								(28,930,540)
Cash consideration paid for ggCircuit								(14,993,977)
Cash consideration paid for Helix								(9,964,691)
Cash consideration paid for Argyll, net of cash acquired								(728,926)
Cash consideration paid for EGL, net of cash acquired								(622,503)
Cash consideration paid for FLIP								(100,000)
Proceeds from sale of assets							159,872
Purchase of intangible assets						(34,647)	(34,648)	(730,234)
Purchases of equipment					(3,321)	(83,227)	(137,729)	(62,385)
Net cash used in investing activities					(3,321)	(20,185,745)	(20,080,376)	(56,133,256)
Cash flows from financing activities:
Proceeds from equity financing, net of issuance costs					9,001,103	7,599,334	13,625,925	27,340,000
Proceeds from exercise of pre-funded warrants					6,566
Proceeds from issuance of Series B redeemable preferred stock, net of issuance costs					1,000
Proceeds from issuance of 10% Series A cumulative redeemable convertible preferred stock, net of issuance costs							7,599,334
Payment of dividends on 10% Series A cumulative redeemable convertible preferred stock					(401,256)	(100,314)	(501,570)
Issuance of common stock under the ATM, net of issuance costs						1,362,011	3,885,109
Payment of Bethard contingent consideration						(850,520)	(1,016,331)
Proceeds from exercise of stock options and warrants, net of issuance costs						67,479	67,479	26,584,860
Repayment of senior convertible note					(2,778,427)
Proceeds from issuance of Senior Convertible Note								35,000,000
Payment of debt issuance costs								(2,485,000)
Repayment of notes payable and finance leases					(36,746)	(52,376)	(171,661)	(83,659)
Net cash provided by financing activities					5,792,240	8,025,614	23,488,285	86,356,201
Effect of exchange rate on changes in cash and restricted cash					(697,641)	(148,357)	(952,032)	(332,879)
Net decrease in cash and restricted cash					(3,449,700)	(19,907,700)	(18,550,560)	11,007,061
Cash and restricted cash, beginning of period		4,809,808		23,360,368	4,809,808	23,360,368	23,360,368	12,353,307	$ 12,353,307
Cash and restricted cash, end of period	1,360,108		3,452,668		1,360,108	3,452,668	4,809,808	23,360,368	12,353,307
Cash		2,517,146		19,917,196	2,517,146	19,917,196	19,917,196		12,353,307
Restricted cash		$ 2,292,662		$ 3,443,172	2,292,662	3,443,172	3,443,172
Cash	682,378		1,040,051		682,378	1,040,051	2,517,146	19,917,196
Restricted cash	$ 677,730		$ 2,412,617		677,730	2,412,617	2,292,662	3,443,172
CASH PAID FOR:
Interest					2,013,588	1,146,977	2,434,291	226,517
Income taxes							(2,581)	23,433
SUPPLEMENTAL DISLCOSURE OF NON-CASH FINANCING ACTIVITIES:
Fair value of contingent consideration payable in cash and common stock for Bethard acquisition						6,700,000	6,700,000
Conversion of senior convertible notes to common stock						8,243,454	10,652,648
Settlement proceeds due from sale of common stock under the ATM						177,208
Accretion of 10% Series A cumulative redeemable convertible preferred stock					149,802	35,072	182,046
Right-of-use asset obtained in exchange for operating lease obligation						$ 1,112,960	1,112,960
Finance lease asset obtained in exchange for financing lease obligation							96,018
Fair value of warrants issued as debt discount on senior convertible note								26,680,000
Common stock issued for ggCircuit								9,273,211
Common stock issued for Helix								5,901,133
Common stock issued for Argyll								3,802,500
Fair value of warrants issued for Argyll acquisition								2,750,076
Settlement of Argyll acquisition warrant liability for common stock								7,480,000
Common stock issued for EGL at closing								2,193,833
Settlement of EGL contingent holdback consideration in common stock								597,650
Common stock issued for FLIP acquisition at closing								411,817
Settlement of FLIP contingent consideration in common stock								500,000
Right-of-use assets and liabilities acquired through operating leases								1,408,942
Equipment acquired through finance lease								117,979
Share settlement of liabilities to be settled in stock account								$ 927,855